Summary of Significant Accounting Policies, Summary of Deferred Contract Acquisition Costs Activity (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Accounting Policies [Line Items]
Deferred Policy Acquisition Cost, Beginning Balance	$ 12,091
Deferred contract acquisition costs, current	5,456		$ 4,174
Deferred contract acquisition costs, net of current portion	7,751
Capitalization of contract acquisition costs	4,915
Amortization of deferred contract acquisition costs	(3,799)
Deferred Policy Acquisition Cost, Ending Balance	13,207	$ 12,091
Zero Fox Predecessor [Member]
Accounting Policies [Line Items]
Deferred Policy Acquisition Cost, Beginning Balance	$ 11,771	11,655	10,137
Deferred contract acquisition costs, current			4,174
Deferred contract acquisition costs, net of current portion			7,481
Capitalization of contract acquisition costs		3,574	7,327
Amortization of deferred contract acquisition costs		(3,458)	(5,809)
Deferred Policy Acquisition Cost, Ending Balance		$ 11,771	$ 11,655